Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	As of December 31,
	2022	2023
Office equipment	$575,968	$563,328
Less: accumulated depreciation	(378,390)	(456,752)
Property and equipment, net	$197,578	$106,576

Depreciation expense was $58,669, $105,119 and $97,091 for the years ended December 31, 2021, 2022 and 2023, respectively.